Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT FOR THE YEAR	€ 8,207	€ 7,486	€ 7,334
OTHER RECOGNIZED INCOME AND EXPENSE	(7,320)	(303)	(4,076)
Total items that will not be reclassified to profit or loss	(88)	(806)	445
Actuarial gains and losses on defined benefit pension plans	(157)	(1,172)	695
Other recognized income and expense of investments in subsidiaries, joint ventures and associates	1	(1)
Income tax relating to items that will not be reclassified to profit or loss	68	367	(250)
Total items that may be reclassified to profit or loss	(7,232)	503	(4,521)
Hedges of net investments in foreign operations (Effective portion)	614	(1,329)	(27)
Revaluation gain (losses)	614	(1,330)	(27)
Amounts transferred to income statement		1
Exchanges differences	(8,014)	676	(3,518)
Revaluation gains (losses)	(8,014)	682	(3,518)
Amounts transferred to income statement		(6)
Cash flow hedges (Effective portion)	(441)	495	(91)
Revaluation gains (losses)	501	6,231	(105)
Amounts transferred to income statement	(942)	(5,736)	14
Financial assets available-for-sale	683	1,326	(1,216)
Revaluation gains (losses)	1,137	2,192	(555)
Amounts transferred to income statement	(454)	(866)	(661)
Share of other recognized income and expense of investments	(70)	80	(147)
Income tax relating to items that may be reclassified to profit or loss	(4)	(745)	478
Total recognized income and expenses	887	7,183	3,258
Comprehensive income, attributable to non-controlling interests	1,005	1,656	796
Comprehensive income, attributable to the parent	€ (118)	€ 5,527	€ 2,462